Related Party Transactions And Former Parent Company Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Northrop Grumman Shipbuilding [Member]
Related Party Transactions And Former Parent Company Equity

17. RELATED PARTY TRANSACTIONS AND FORMER PARENT COMPANY EQUITY

Allocation of General Corporate Expenses–Pre-Spin-Off

The consolidated financial statements for the nine months ended September 30, 2010 and the period from January 1, 2011 to March 30, 2011, the date of the spin-off, reflect an allocation of general corporate expenses from Northrop Grumman. These costs have historically been allocated to HII's contracts, unless prohibited by the FAR, and generally fall into one of the following categories:

Northrop Grumman management and support services—This category includes costs for functions such as human resources, treasury, risk management, internal audit, finance, tax, legal, executive office and other administrative support. Human resources, employee benefits administration, treasury and risk management are generally allocated to the company based on relative gross payroll dollars; internal audit is generally allocated based on audit hours incurred related to the company; and the remaining costs are generally allocated using a three-factor-formula that considers the company's relative amounts of revenues, payroll and average asset balances as compared to the total value of these factors for all Northrop Grumman entities utilizing these support services (the Three Factor Formula). The unaudited condensed consolidated financial statements include Northrop Grumman management and support services allocations totaling $32 million and $84 million for the nine months ended September 30, 2011, and 2010, respectively.

Shared services and infrastructure costs—This category includes costs for functions such as information technology support, systems maintenance, telecommunications, procurement and other shared services while HII was a subsidiary of Northrop Grumman. These costs are generally allocated to the company using the Three Factor Formula or based on usage. The unaudited condensed consolidated statement of operations reflects shared services and infrastructure costs allocations totaling $80 million and $242 million for the nine months ended September 30, 2011 and 2010, respectively.

Northrop Grumman-provided benefits—This category includes costs for group medical, dental and vision insurance, 401(k) savings plan, pension and postretirement benefits, incentive compensation and other benefits. These costs are generally allocated to the company based on specific identification of the benefits provided to company employees participating in these benefit plans. The unaudited condensed consolidated financial statements include Northrop Grumman-provided benefits allocations totaling $169 million and $544 million for the nine months ended September 30, 2011, and 2010, respectively.

Management believes that the methods of allocating these costs are reasonable, consistent with past practices, and in conformity with cost allocation requirements of CAS or the FAR.

Northrop Grumman Transitional Services – Post-Spin-Off

In connection with the spin-off, HII entered into a Transition Services Agreement with Northrop Grumman, under which Northrop Grumman or certain of its subsidiaries will provide HII with certain services for a limited time to help ensure an orderly transition following the distribution.

Under the Transition Services Agreement, Northrop Grumman will provide certain enterprise shared services (including information technology, resource planning, financial, procurement and human resource services), benefits support services and other specified services to HII. These services will be provided at cost and are planned to extend generally for a period of six to twelve months after the spin-off. See "Certain Relationships and Related Party Transactions—Agreements with Northrop Grumman Related to the Spin-Off—Transition Services Agreement" in this prospectus. Costs incurred for these services under the Transition Services Agreement were approximately $61 million for the nine months ended September 30, 2011.

Related Party Sales and Cost of Sales

Prior to the spin-off, HII purchased and sold certain products and services from and to other Northrop Grumman businesses. Purchases of products and services from these affiliated entities, which were recorded at cost, were $44 million and $70 million for the nine months ended September 30, 2011, and 2010, respectively. Sales of products and services to these entities were $1 million and $9 million for the nine months ended September 30, 2011, and 2010, respectively.

Notes Payable to Former Parent

Immediately prior to the spin-off on March 30, 2011, and as of December 31, 2010, the company had $715 million of promissory notes outstanding with Northrop Grumman. These notes were issued in conjunction with Northrop Grumman's purchase of Newport News Shipbuilding in 2001 and the tender and purchase of $178 million of the GO Zone IRBs in November 2010 discussed in Note 7. These notes were payable on demand and included $537 million of principal with an annual interest rate of 5 percent and $178 million of principal with an annual interest rate of 4.55 percent. Accrued and unpaid interest totaled $248 million and $239 million as of March 30, 2011, and December 31, 2010, respectively. Intercompany interest expense is included in interest expense in the condensed consolidated statements of operations in the amounts $9 million and $20 million for the nine months ended September 30, 2011, and 2010, respectively.

In connection with the spin-off, the intercompany debt and accrued interest thereon in their entirety were contributed to the company's additional paid-in capital by Northrop Grumman. As of September 30, 2011, no borrowing or lending relationship exists between Northrop Grumman and HII.

Former Parent's Equity in Unit

Transactions between HII and Northrop Grumman prior to the spin-off have been included in the unaudited condensed consolidated financial statements and were effectively settled for cash at the time the transaction was recorded. The net effect of the settlement of these transactions is reflected as Former Parent's Equity in Unit in the unaudited condensed consolidated statements of position.

19.	RELATED PARTY TRANSACTIONS AND PARENT COMPANY EQUITY

Allocation of General Corporate Expenses

The consolidated financial statements reflect an allocation of general corporate expenses from Northrop Grumman, including allowable and unallowable costs as defined by the FAR. The allowable portion of these costs have historically been allocated to NGSB's contracts, unless prohibited by the FAR. These costs generally fall into one of the following categories:

Northrop Grumman management and support services—This category includes costs for functions such as human resources, treasury, insurance risk management, internal audit, finance, tax, legal, executive office and other administrative support. Human resources, employee benefits administration, treasury and insurance risk management are generally allocated to the company based on relative gross payroll dollars; internal audit is generally allocated based on audit hours incurred related to the company; and the remaining costs are generally allocated using a three-factor-formula that considers the company's relative amounts of revenues, payroll and average asset balances as compared to the total value of these factors for all Northrop Grumman entities utilizing these support services (the Three Factor Formula). The consolidated financial statements include Northrop Grumman management and support services allocations totaling $115 million, $82 million, and $95 million for the years ended December 31, 2010, 2009, and 2008, respectively.

Shared services and infrastructure costs—This category includes costs for functions such as information technology support, systems maintenance, telecommunications, procurement and other shared services. These costs are generally allocated to the company using the Three Factor Formula or based on usage. The consolidated statement of operations reflects shared services and infrastructure costs allocations totaling $325 million, $325 million and $323 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Northrop Grumman-provided benefits—This category includes costs for group medical, dental and vision insurance, 401(k) savings plan, pension and postretirement benefits, incentive compensation and other benefits. These costs are generally allocated to the company based on specific identification of the benefits provided to company employees participating in these benefit plans. The consolidated financial statements include Northrop Grumman-provided benefits allocations totaling $725 million, $680 million and $637 million for the years ended December 31, 2010, 2009, and 2008, respectively.

Management believes that the methods of allocating these costs are reasonable, consistent with past practices, and in conformity with cost allocation requirements of CAS or the FAR.

Related Party Sales and Cost of Sales

NGSB purchases and sells products and services from other Northrop Grumman businesses. Purchases of products and services from these affiliated entities, which were recorded at cost, were $97 million, $100 million, and $73 million in 2010, 2009, and 2008, respectively. Sales of products and services to these entities were $8 million, $9 million, and $8 million in 2010, 2009, and 2008, respectively. No intercompany trade receivables or payables were outstanding as of the years ended December 31, 2010, and 2009.

Notes Payable to Parent

The company had $715 million and $537 million of promissory notes outstanding with Northrop Grumman as of December 31, 2010 and 2009, respectively. These notes were issued in conjunction with Northrop Grumman's purchase of Newport News Shipbuilding in 2001 and the tender and purchase of $178 million of the GO Zone IRBs in November 2010 discussed in Note 11. These notes are payable on demand and include $537 million of principal with an annual interest rate of 5% and $178 million of principal with an annual interest rate of 4.55%. None of the notes require periodic payments. Accrued and unpaid interest totaled $239 million and $212 million for the years ended December 31, 2010, and 2009, respectively. Intercompany interest expense of $27 million for each of the years ended December 31, 2010, 2009, and 2008 is included in interest expense in the consolidated statements of operations.

Parent's Equity in Unit

Intercompany transactions between NGSB and Northrop Grumman have been included in these consolidated financial statements and are considered to be effectively settled for cash at the time the transaction is recorded. The net effect of the settlement of these transactions is reflected as parent's equity in unit in the consolidated statements of financial position.